Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF Investment Objectives and Goals - Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF—SummaryTicker: GSIG Stock Exchange: NYSE Arca, Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Goldman Sachs US Investment-Grade Corporate Bond 1-5 Years Index (the “Index”).